Document and Entity Information	Apr. 30, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 30, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	OLD NATIONAL BANCORP
Entity Central Index Key	0000707179
Entity Emerging Growth Company	false
Entity File Number	001-15817
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1539838
Entity Address, Address Line One	One Main Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	812
Local Phone Number	464-1294
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	Amendment No. 1
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ONB
Security Exchange Name	NASDAQ